Share-Based and Unit-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based and Unit-Based Compensation
11. Share-Based and Unit-Based Compensation
2021 Incentive Plan
Our 2021 Omnibus Incentive Plan (the “2021 Incentive Plan”) became effective on the Closing Date with the approval of VIH’s shareholders and the Board of Directors. The 2021 Incentive Plan allows us to make equity and equity-based incentive awards to employees, non-employee
directors and consultants. There are 25,816,946 shares of Class A common stock reserved for issuance under the 2021 Incentive Plan which can be granted as stock options, stock appreciation rights, restricted shares, restricted stock units (RSUs), performance stock units (PSUs), dividend equivalent rights and other share-based awards. No award may vest earlier than the first anniversary of the date of grant, expect under limited conditions.
Share-Based Compensation Expense
During the period from October 15, 2021 through December 31, 2021, we granted 2,141,778 RSUs to employees and directors of Bakkt and Bakkt Trust. We recorded $1.0 million of share-based compensation expense for the period from October 15, 2021 through December 31, 2021 which is included in “Compensation and benefits” in the statements of operations.
Unrecognized compensation expense as of December 31, 2021 was $18.6 million for the RSUs. The unrecognized compensation expense will be recognized over a weighted-average period of 1.51 years.
In January and February, 2022, we granted 6,869,070 RSUs and 4,765,378 PSUs to employees and directors of Bakkt and Bakkt Trust. The majority of these grants were related to initial employment agreements for executives, which were approved by the Compensation Committee of the Board of Directors.
RSU Activity
The following tables summarize RSU activity under the 2021 Incentive Plan for the period from October 15, 2021 through December 31, 2021 (in thousands, except per unit data):

Successor
RSUs	Number of RSUs	Weighted Average Remaining Contractual Term (years)	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding as of October 15, 2021	—
Granted	2,142		$9.18	$19,669
Forfeited	—
Outstanding as of December 31, 2021	2,142	1.51	$9.18
Vested as of December 31, 2021	—
Opco Plan
In December 2018, Opco established the Opco Plan. The purpose of the Opco Plan was to provide incentives to selected employees, directors, and service providers to promote long-term growth and profitability. Three types of awards may be granted under the Opco Plan: (1) preferred incentive units, (2) common incentive units, and (3) participation units. The total number of units that Opco was authorized to issue under the Opco Plan was 156,000,000, which were granted at the discretion of the Compensation Committee of the Board of Directors of the Company.
Preferred incentive units and common incentive units (collectively, “incentive units”) represent an ownership interest in Opco and are entitled to receive distributions from Opco, subject to certain vesting conditions. Opco classifies incentive units as equity awards on its consolidated balance sheets.
Participation units, issued directly by Opco to Opco Plan participants, do not represent an ownership interest in Opco but rather provide Opco Plan participants the contractual right to participate in the value of Opco, if any through a cash payment upon the occurrence of certain events following vesting of the participation units. Because participation units are settled in cash, Opco classifies participation units as liability awards on its consolidated balance sheets.
The units are unvested on the grant date and are subject to the vesting terms in the award agreement. They do not receive distributions until such units are vested. The units vest subject to continuous employment through the vesting date (subject to limited exceptions), and the achievement of certain performance and market conditions. A portion of the units may be subject to vesting upon a liquidity event, initial public offering, or partial exit event, or to the extent any incentive units and participation units remain outstanding and unvested on the date that is the eight-year anniversary of the launch of one of Opco’s services in a production environment, which occurred on September 23, 2019, these remaining units will vest based on the calculated fair market value of Opco as of such date. The Business Combination was an initial public offering vesting event contemplated in the Opco Plan.
On December 19, 2018, Opco and Bakkt Management, LLC (the “Management Vehicle”), a wholly-owned subsidiary of Opco, entered into the
Back-to-Back
Agreement. The Management Vehicle has no substantive operations, and its sole purpose is to own incentive units in Opco. Under the
Back-to-Back
Agreement, Opco grants incentive units to the Management Vehicle, which is a member of Opco, and the Management Vehicle issues economically identical membership interests in the Management Vehicle (“Management incentive units”) to employees. Any employees who receive Management incentive units have an ownership interest in the Management Vehicle, which corresponds to an indirect ownership interest in Opco. Beginning on the 4th anniversary of the date that an incentive unit vests and assuming that Opco has not consummated an IPO or Liquidity Event, the Management Vehicle has the right, but not the obligation, to require Opco to purchase all of the incentive units then held by the Management Vehicle, for a period of four years. As such, Opco classified the incentive units as “Mezzanine equity” in the balance sheets due to this put option which represents a redemption feature. Since the incentive units reached a vesting event due to the Business Combination, the Management Vehicle no longer has the right to require Opco to purchase all of the incentive units held by the Management Vehicle. Accordingly, since the Closing Date, the Company classifies the incentive units as “Noncontrolling interest” in the balance sheets. Prior to the Business Combination, the incentive units were not subject to remeasurement until exercise of the put option became probable. As of December 31, 2020, Opco did not believe it was probable that the put option would be exercised and had not remeasured these incentive units.
In February 2020, the Compensation Committee of the Board of Directors of ICE (the previous administrators of the Opco Plan) approved the exchange of certain participation units into common incentive units (the “Unit Exchange”). The Unit Exchange was communicated to eligible participants in April 2020, all of whom elected to participate in the exchange. Under the Unit Exchange, each participation unit was exchanged for common incentive units at a 1.00:1.11 ratio. The Unit Exchange did not result in additional compensation expense because the fair value of the units immediately before and after the modification was the same.
In May 2020, Opco amended the Opco Plan. Under the modified Opco Plan, participants have the opportunity to continue to hold unvested units upon voluntary resignation of employment. The number of unvested units that a participant can continue to hold depends on the number of years that the participant was employed.
Non-forfeited
units vest upon the occurrence of a vesting event, as defined in the Opco Plan, subject to time restrictions. The modification to the Opco Plan did not result in additional compensation expense being recognized because the fair value of the units immediately before and after the modification was the same.
In anticipation of the Business Combination, certain incentive unit awards granted under the Opco Plan in late 2020 were modified. The modification was approved in April 2021. The modification required Opco to redeem 40% of the first one-third
of certain employee awards which were scheduled to vest upon consummation of the Business Combination. Upon consummation of the Business Combination, we paid approximately $1.5 million to award holders for the redemption. This amount is included in the purchase consideration paid to Opco Equity Holders (Note 4). As this obligation was contingent upon consummation of the Business Combination, Opco did not recognize any additional unit-based compensation expense as a result of the modification for the period from January 1, 2021 through October 14, 2021.
Upon consummation of the Business Combination, the 76,475,000 outstanding preferred incentive units and 23,219,745 outstanding common incentive units were converted into 17,473,362 Successor common incentive units, and the 10,811,502 outstanding participation units were converted into 1,197,250 Successor participation units. Contemporaneously with the conversion, approximately one-third
of the awards in the Opco Plan vested. In November 2021, we made total payments of $5.2 million to settle the vested participation units. These payments are included in “Other assets and liabilities” in the statements of cash flows. The second and third one-third
tranches will generally vest on the
one-year
and
two-year
anniversary date of the closing, respectively, although under the terms of the Opco Plan, employees who are terminated without cause after the Closing Date will vest in the unvested portion of their awards immediately upon their termination date.
Unit-Based Compensation Expense
Unit-based compensation expense for the period from October 15, 2021 through December 31, 2021, was as follows (in thousands):

Successor
Type of unit	Compensation Expense	Statement of Operations and Comprehensive Loss Classification	Balance Sheet Classification
Common incentive unit	$42,376	Compensation and benefits	Noncontrolling interest
Participation unit	2,516	Compensation and benefits	Other noncurrent liabilities

Total	$44,892

Unit-based compensation expense for the period from January 1, 2021 through October 14, 2021, was as follows (in thousands):

Predecessor
Type of unit	Compensation Expense	Statement of Operations and Comprehensive Loss Classification	Balance Sheet Classification
Preferred incentive unit	$14,091	Compensation and benefits	Mezzanine equity
Common incentive unit	12,447	Compensation and benefits	Mezzanine equity
Participation unit	7,339	Compensation and benefits	Other noncurrent liabilities

Total	$33,877

Unit-based compensation expense for the year ended December 31, 2020 was as follows (in thousands):

Predecessor
Type of unit	Compensation Expense	Statement of Operations and Comprehensive Loss Classification	Balance Sheet Classification
Preferred incentive unit	$9,210	Compensation and benefits	Mezzanine equity
Common incentive unit	1,727	Compensation and benefits	Mezzanine equity
Participation unit	712	Compensation and benefits	Other noncurrent liabilities

Total	$11,649

Included in the unit-based compensation expense for the period from October 15, 2021 through December 31, 2021 is $47.2 million of accelerated expense related to the incremental fair value of Successor common incentive and participation units based on remeasurement of the fair value of common incentive units and participation units in the Opco Plan on the Closing Date, as well as acceleration of expense for non-substantive
service. This increase in expense was partially offset by the reversal of expense previously recorded for forfeitures of preferred and common incentive units made by certain former employees.
Included in the unit-based compensation expense for the period January 1, 2021 through October 14, 2021 is approximately $30.6 million of accelerated expense related to the one-third
of the incentive units and participation units in the Opco Plan which vested upon consummation of the Business Combination.
Included in the unit-based compensation expense for the year ended December 31, 2020 is approximately $9.6 million of accelerated expense related to Opco’s incentive and participation units resulting from the issuance of Class C voting units (Note 10). The additional compensation cost was recognized because the issuance of additional units changed the scenario in the Monte Carlo simulation that was used to calculate the fair value of incentive units and participation units. The new scenario resulted in an acceleration of the compensation cost recognized for Opco’s incentive and participation units. This compensation cost is included in “Acquisition-related expenses”.
Unrecognized compensation expense as of December 31, 2021 was approximately $5.7 million and $1.9 million for common incentive units and participation units, respectively. The unrecognized compensation expense will be recognized over a weighted-average period of 1.79 years.
Unrecognized compensation expense as of December 31, 2020 was approximately $13.7 million, $9.8 million, and $10.4 million for preferred incentive units, common incentive units, and participation units, respectively. At the time, the unrecognized compensation expense was to be recognized over a weighted-average period of 6.75 years.
Unit Activity
The following tables summarize common incentive unit activity under the Opco Plan for the period October 15, 2021 through December 31, 2021 (in thousands, except per unit data):

Successor
Common Incentive Units	Number of Common Incentive Units	Weighted Average Remaining Contractual Term (years)	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding as of October 15, 2021	17,473	2.00	$6.30	$109,998
Granted	—
Forfeited	(1,134)		$6.30
Outstanding as of December 31, 2021	16,339	1.79	$6.30	$133,240
Vested as of December 31, 2021	11,507			$93,840
The following tables summarize preferred incentive unit and common incentive unit activity under the Opco Plan for the period from January 1, 2021 through October 14, 2021 and the year ended December 31, 2020 (in thousands, except per unit data):

Predecessor
Preferred Incentive Units	Number of Preferred Incentive Units	Weighted Average Remaining Contractual Term (years)	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding as of January 1, 2020	82,125	7.73	$0.42	$34,493
Granted	3,350		$0.63	$2,105
Forfeited	(9,000)		$0.41
Outstanding as of December 31, 2020	76,475	6.75	$0.42	$88,711
Granted	—
Forfeited	—
Outstanding as of October 14, 2021	76,475	6.04	$0.42	$141,058
Vested as of October 14, 2021	—

Predecessor
Common Incentive Units	Number of Common Incentive Units	Weighted Average Remaining Contractual Term (years)	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding as of January 1, 2020	3,750	7.73	$0.34	$1,275
Granted	31,333		$0.42	$13,065
Forfeited	(8,250)		$0.33
Outstanding as of December 31, 2020	26,833	6.75	$0.43	$25,760
Granted	—
Forfeited	(3,613)		$0.39
Outstanding as of October 14, 2021	23,220	6.04	$0.53	$25,605
Vested as of October 14, 2021	—
The participation units granted during the periods from October 15, 2021 through December 31, 2021 and January 1, 2021 through October 14, 2021, and the year ended December 31, 2020 were 0.0 million, zero, and 10.7 million, respectively. The total number of participation units outstanding as of December 31, 2021, October 14, 2021, and December 31, 2020 were 0.7 million, 10.8 million, and 11.8 million, respectively. During the Successor period, we granted certain employees awards, which are payable over a two-year
period in cash or shares of Class A common stock in an amount that will fluctuate based on the trading price of Class A common stock. We have included these awards in the amounts above as they are subject to the same accounting as the participation units. The fair value of the participation units as of December 31, 2021, October 14, 2021 and December 31, 2020 was $4.1 million, $6.7 million, and $0.9 million, respectively. Participation units are settled in cash and the balance is recorded within other current liabilities and other noncurrent liabilities as described in Note 6.
Determination of Fair Value
The fair value of incentive and participation units granted is calculated through a Monte Carlo simulation based on various outcomes. Opco determined that a Monte Carlo simulation was an appropriate estimation model because of the market condition associated with the vesting of the units. The determination of the fair value of the units is affected by Opco’s stock price and certain assumptions such as Opco’s expected stock price volatility over the term of the units, risk-free interest rates, and expected dividends, which are determined as follows:

•	Expected term – The expected term represents the period that a unit is expected to be outstanding.

•
Volatility – Opco has limited historical data available to derive its own stock price volatility. As such, Opco estimates stock price volatility based on the average historic price volatility of comparable public industry peers.

•	Risk-free interest rate – The risk-free rate is based on the U.S. Treasury yield curve in effect on the grant date for securities with similar expected terms to the term of Opco’s incentive units.

•	Expected dividends – Expected dividends is assumed to be zero as Opco has not paid and does not expect to pay cash dividends or non-liquidating distributions.

•
Discount for lack of marketability – an estimated two year time to exit Predecessor awards and the six month lock-up restriction on Successor awards is reflected as a discount for lack of marketability estimated using the Finnerty model.

The inputs used in the models to estimate the fair value of the common incentive units and participation units granted in 2021 and preferred incentive units, common incentive units, and participation units granted in 2020, including the common incentive units granted in connection with the Unit Exchange, are summarized as follows:

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Dividend yield	—%	—%
Risk-free interest rate	0.06% - 0.36%	1.85%
Expected volatility	51.00% - 53.00%	45.00%
Expected term (years)	0.50 - 2.00	4.73 and 7.73
Discount for lack of marketability	8.20%	21.00% - 24.00%